Financial Exposure – Trading Portfolio (Fair Value) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 56,065,074	R$ 38,562,826
Liabilities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	50,203,002	32,681,331
Fixed rates [Member] | Assets [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	35,805,135	20,275,172
Fixed rates [Member] | Liabilities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	30,863,080	20,715,581
IGP-M (General Index of market pricing) / IPCA (Consumer price index) [Member] | Assets [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	5,054,212	1,846,722
IGP-M (General Index of market pricing) / IPCA (Consumer price index) [Member] | Liabilities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	4,950,999	2,070,566
Exchange coupon [Member] | Assets [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	602,486	678,168
Exchange coupon [Member] | Liabilities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	698,161	512,390
Foreign Currency [Member] | Assets [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	2,890,254	4,391,453
Foreign Currency [Member] | Liabilities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	3,038,402	4,331,762
Equities [Member] | Assets [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	4,637,904	759,476
Equities [Member] | Liabilities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	4,642,523	766,892
Sovereign/Eurobonds and Treasuries [Member] | Assets [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	5,812,825	7,510,094
Sovereign/Eurobonds and Treasuries [Member] | Liabilities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	5,275,743	4,163,177
Other [Member] | Assets [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	1,262,258	3,101,740
Other [Member] | Liabilities [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 734,094	R$ 120,963